Annual Total Returns- Biotechnology Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Biotechnology Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.39%	36.54%	54.66%	33.47%	8.80%	(19.51%)	29.73%	(8.98%)	25.02%	22.09%